Costs and expenses by nature	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure of expenses by nature [text block]	Costs and expenses by nature
Accounting policy
(a)Cost of goods sold
The cost of goods sold comprises the cost of purchases, net of rebates, discounts and commercial agreements received from suppliers, variations in inventories and logistics costs (inbound and outbound). The cost of goods sold includes the cost of the logistics operations managed or outsourced by the Group, including storage, handling and freight costs incurred until goods are ready to be sold.
Trade payables include a significant financing component. As such, trade payables are discounted, using the interest rate implicit in the contract (i.e., the interest rate that discounts the trade payable amount to the purchase paid in cash) and inventory is recorded at such amount. A significant financing component is recognized as financial expense under the amortized cost method. The average monthly interest rate applied was 1.58% per month for June 2023 and 1.18% for June 2022 and 2021.
(b)Sales, general and administrative expenses
Sales, general and administrative expenses refer to indirect expenses and the cost of the corporate departments, information technology, treasury function, sales force personnel and marketing and advertising expenses.
The breakdown of costs and expenses by nature is as follows:

	2023	2022	2021

Cost of inventory (i)	7,519,405	6,368,444	4,357,001
Personnel expenses	628,222	485,643	286,086
Maintenance of the units	34,396	30,567	22,387
Consulting, legal and other services	118,610	118,056	67,836
Freight on sales	57,650	47,979	31,911
Commissions	52,040	33,874	42,447
Storage	7,613	5,363	8,425
Travel	33,543	23,605	18,444
Depreciation	16,408	9,697	5,717
Amortization of intangibles	67,927	57,607	29,717
Amortization of right-of-use assets	56,236	51,203	17,997
Taxes and fees	32,266	29,849	17,948
Short term rentals	22,365	11,733	20,525
Business events	9,333	4,893	1,951
Marketing and advertising	14,631	18,181	4,089
Insurance	7,679	3,395	2,877
Utilities	22,302	12,696	6,693
Allowance for expected credit losses	36,769	27,393	11,094
Losses and damage of inventories	19,127	23,339	9,808
Fuels and lubricants	29,527	23,705	4,373
Legal fees	4,336	7,025	3,208
SPAC bonuses (ii)	29,743	-	-
Other administrative expenditures	24,606	49,178	11,629

Total	8,844,734	7,443,425	4,982,163

Classified as:
Cost of goods sold	7,616,606	6,421,037	4,362,657
Sales, general and administrative expenses	1,228,128	1,022,388	619,506
(i)Includes fair value on inventory sold from acquired companies, in the amounts of R$26,914,R$27,005 and R$39,536 respectively for the years ended June 30, 2023, 2022 and 2021.
(ii)Bonus paid to management specifically based on the SPAC process that resulted in Lavoro becoming a U.S. publicly listed company on the NASDAQ Global Market.